Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Boylston Street Trust
Prospectus Date	rr_ProspectusDate	May 28, 2016
Document Creation Date	dei_DocumentCreationDate	May 26, 2016